Goodwill and Other Intangible Assets (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		9 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2020
Goodwill and Other Intangible Assets (Details) [Line Items]
Goodwill impairment charge					$ 386.2
Amortization of intangible assets	$ 7.7	$ 6.2	$ 15.2	$ 12.4
Stratasys-Objet reporting unit [Member]
Goodwill and Other Intangible Assets (Details) [Line Items]
Goodwill	$ 385.6		$ 385.6
Regain the loss of revenue			2 years
Discount rate			13.50%
Minimum [Member] | Stratasys-Objet reporting unit [Member]
Goodwill and Other Intangible Assets (Details) [Line Items]
Growth rate			2.50%
Maximum [Member] | Stratasys-Objet reporting unit [Member]
Goodwill and Other Intangible Assets (Details) [Line Items]
Discount rate			3.10%